Utility Plant - Jointly Owned Utility Plant (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Company's Ownership Share	50.00%
Plant in Service at Cost	$ 135,623
Accumulated Depreciation	(5,153)
Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Company's Ownership Share	25.00%
Plant in Service at Cost	217,813
Accumulated Depreciation	(16,246)
Colstrip Units 1 – 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost	83	[1]
Accumulated Depreciation	(10)	[1]
Frederickson 1
Jointly Owned Utility Plant Interests
Company's Ownership Share	49.85%
Plant in Service at Cost	62,146
Accumulated Depreciation	570
PUGET SOUND ENERGY, INC. | Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Plant in Service at Cost	279,391
Accumulated Depreciation	(148,922)
PUGET SOUND ENERGY, INC. | Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Plant in Service at Cost	501,837
Accumulated Depreciation	(300,269)
PUGET SOUND ENERGY, INC. | Colstrip Units 1 – 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost	252	[1]
Accumulated Depreciation	(179)	[1]
PUGET SOUND ENERGY, INC. | Frederickson 1
Jointly Owned Utility Plant Interests
Plant in Service at Cost	71,095
Accumulated Depreciation	$ (8,379)

[1]	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.